STOCKHOLDERS’ DEFICIT AND STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Aug. 31, 2020	Jan. 31, 2020	Oct. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance											1,333,334	333,334	1,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 7,419,022						$ 7,419,022
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									163,492	572,402
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	$ 1,221,735	$ 862,431	$ 655,920	$ 295,054	$ 300,604	$ 344,716	$ 2,740,086	$ 940,374
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	259,559	396,384	60,774						163,492	572,402
[custom:FairValueofOptionGranted]							8,108,043
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture							$ 1,769,805
Employee Stock [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							85,484
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	$ 6	$ 4	$ 2
Common Stock [Member] | Employee Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							723,269